Schedule of Investments PIMCO Municipal Income Fund III	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 188.0% ¤
MUNICIPAL BONDS & NOTES 184.0%
ALABAMA 9.1%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	$7,500	$8,354
7.900% due 10/01/2050 (c)	19,000	19,360
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,208	1,186
5.250% due 05/01/2044	1,000	1,027

		29,927

ARIZONA 7.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	521
4.500% due 01/01/2032	710	536
4.500% due 01/01/2049	750	528
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,200	1,360
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,200	1,213
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	3,990
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,583
5.000% due 07/01/2044	1,245	1,413
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	13,758

		25,902

CALIFORNIA 10.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	12,000	12,433
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,104
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	2,036
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048 (d)	4,000	4,255
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	3,000	3,436
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,113
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,714
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	827
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,250	2,313
San Francisco City & County Airport Comm-San Francisco International Airport, California Revenue Bonds, Series 2022 4.000% due 05/01/2052 (d)	2,000	2085

		34,316

COLORADO 5.6%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	1,500	1,604
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	3,500	3,731
4.000% due 08/01/2044	2,000	2,088
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020 4.000% due 11/15/2050	2,500	2,694
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,325
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046 (d)	2,500	2,658
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	674
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	515

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Colorado Revenue Bonds, Series 2022 4.000% due 01/01/2040 (d)	2,500	2652
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	500	441

		18,382

CONNECTICUT 1.8%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2037	2,000	2,322
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	3,300	3,478

		5,800

DISTRICT OF COLUMBIA 0.9%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	753
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	579
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,814

		3,146

FLORIDA 9.8%
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	1,500	1,585
Gainesville, Florida Utilities System Revenue Bonds, Series 2005 0.350% due 10/01/2026	1,340	1,340
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 9.079% due 10/01/2039 €	5,000	5,189
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,800	1,836
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	4,132
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	1,066
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,504
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,567
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,750	1,727
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,122
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (d)	3,750	3,938
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,500	3,712
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (b)	2,600	864
0.000% due 09/01/2053 (b)	2,600	722

		32,304

GEORGIA 5.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^	1,750	927
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	3,000	3,311
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,175
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	10,640

		17,053

ILLINOIS 17.4%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	4,000	4,065
Chicag’ O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,500	3,878
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,378
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	429
5.500% due 01/01/2042	1,000	1,069
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,701
5.500% due 01/01/2034	2,665	2,856
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,362
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	1,886

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	3,000	3,031
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	1,030	710
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,010	1,071
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,099
5.000% due 05/01/2041	1,500	1,619
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,245
5.000% due 11/01/2027	7,000	7,717
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,497
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (b)	2,685	598
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	2,000	953
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	642
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,900	4,500
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	3,500	3,988

		57,294

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,250	978
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,591

		3,569

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	372	401

KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	2,000	2,092

		2,092

LOUISIANA 4.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	3,275
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	4,000	4,198
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	4,424
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	782
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,600
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	950	926

		15,205

MAINE 0.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,561
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,053

		2,614

MARYLAND 1.3%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (d)	3,600	3,834
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	500	545

		4,379

MASSACHUSETTS 9.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,071
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,441
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	1,500	1,693

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^	275	107
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,670
5.000% due 01/01/2047	1,000	1,075
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	526
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	3,000	3,408
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (d)	15,745	15,995

		29,986

MICHIGAN 5.5%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,209
4.000% due 12/01/2040 (d)	500	532
5.000% due 12/01/2031 (d)	1,200	1,348
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	14,605	1,767
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	2,425	2,682
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (d)	75	86
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,500	2,676
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	12,500	598
Michigan Trunk Line State Revenue Bonds, Series 2020 4.000% due 11/15/2045	5,000	5,347

		18,245

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,850

MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2036	425	491
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	155	86

		577

NEBRASKA 2.0%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	5,500	6,455

NEVADA 1.8%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	4,545	4,813
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	11,000	1,074

		5,887

NEW JERSEY 10.0%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	3,256	3,356
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,438
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	4,500	4,685
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,086
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	3,200	2,078
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2036	1,500	1,565
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	972
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,345
5.000% due 06/01/2046	7,000	7,561
5.250% due 06/01/2046	3,500	3,869

		32,955

NEW YORK 17.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	2,120	2,181

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	5,500	5,630
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	785	603
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,500	1,564
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	4,000	4,222
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	2,174
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,048
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	3,500	3,689
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	1,000	1,055
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2038	3,000	3,223
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	1,500	1,537
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	523
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047 (d)	2,000	2,105
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	5,739
4.000% due 01/01/2053	620	640
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046 (d)	7,000	7,396
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	1,250	1,322
New York Urban Development Corp., Revenue Bonds, Series 2021 4.000% due 03/15/2046 (d)	6,750	7,057
State of New York Personal Income Tax Revenue, New York Revenue Bonds, Series 2022 4.000% due 03/15/2039 (d)	5,600	6001

		57,709

NORTH CAROLINA 0.8%
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,643

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	940	590

OHIO 11.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,050
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	5,000	5,042
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	26,000	3,870
5.000% due 06/01/2055	6,970	7,259
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	9,310	9,622
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,500	1,510
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2025 4.000% due 08/01/2046 (d)	2,250	2,369
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,150
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,455
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	1,400	1,374

		38,701

OKLAHOMA 1.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,600	1,735
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,000	884
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	1,500	1,630

		4,249

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	500	526

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

PENNSYLVANIA 5.1%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,000	1,041
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	1,350	926
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,650	1,964
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,554
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	5,000	5,259
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,009
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012 5.625% due 07/01/2042	1,645	1,663
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019 5.000% due 11/01/2054	3,100	3,531

		16,947

PUERTO RICO 6.8%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	31,000	1,827
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,811	976
1.000% due 11/01/2051	2,305	1,115
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	409	237
4.000% due 07/01/2033	317	311
4.000% due 07/01/2035	285	276
4.000% due 07/01/2037	245	236
4.000% due 07/01/2041	333	318
4.000% due 07/01/2046	346	327
5.750% due 07/01/2031	335	382
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	163	149
5.250% due 07/01/2023	355	363
5.375% due 07/01/2025	354	373
5.625% due 07/01/2027	350	383
5.625% due 07/01/2029	345	385
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^	1,425	859
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(a)	2,000	1,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	17,624	5,408
4.750% due 07/01/2053	6,992	7,353

		22,483

SOUTH CAROLINA 2.2%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,255
5.500% due 12/01/2053	1,750	1,848

		7,103

TENNESSEE 0.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	980
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	1,034
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	750	731

		2,745

TEXAS 13.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	552
12.000% due 12/01/2045	1,100	1,036
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,861
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,656
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	1,250	1,245
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,086
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,500	4,717
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	4,000	4,467

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (d)	5,000	5,110
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,604
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	318
4.000% due 08/15/2035 (d)	800	850
4.000% due 08/15/2036 (d)	600	636
4.000% due 08/15/2037 (d)	900	955
4.000% due 08/15/2040 (d)	900	955
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	2,400	2,149
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,573
5.000% due 01/01/2048	1,250	1,378
Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	750	688
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	533
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	167
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	6,345	6,964
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,314

		43,814

UTAH 1.1%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,000	3,212
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	550	593

		3,805

VIRGINIA 6.5%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2051 (d)	3,000	3,186
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,054
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	589	615
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (d)	5,000	5,426
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	4,000	4,341
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	25,000	1,483
5.500% due 07/01/2044	1,000	1,018
5.500% due 07/01/2049	500	507
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,800	3,946

		21,576

WASHINGTON 2.3%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	4,226
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	1,041
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	1,345	1,364
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	830

		7,461

WEST VIRGINIA 1.2%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,075
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	1,500	1,589
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	1,000	1,172

		3,836

WISCONSIN 7.2%
Medical College of Wisconsin, Inc., Wisconsin Revenue Bonds, Series 2022 4.000% due 12/01/2046 (d)	2,500	2,645
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,682
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	1,537

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

7.000% due 07/01/2048	750	642
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	7,500	688
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,260	1,235
4.000% due 07/01/2056	650	655
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	973
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013 5.000% due 04/01/2038	3,500	3,614
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (b)	9,410	3,035
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,567
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042(d)	2,000	2,138
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,281

		23,692

Total Municipal Bonds & Notes (Cost $592,373)		606,219

SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (g) 3.1%		10,221

MUNICIPAL BONDS & NOTES 0.9%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 4.750% due 06/01/2022 ^	3,000	3,011

Total Municipal Bonds & Notes (Cost $3,005)		3,011

Total Short-Term Instruments (Cost $13,226)		13,232

Total Investments in Securities (Cost $605,599)		619,451

Total Investments 188.0% (Cost $605,599)		$619,451
Auction Rate Preferred Shares (47.0)%		(154,700)
Remarketable Variable Rate MuniFund TermPreferred Shares (10.4)%		(34,243)
Other Assets and Liabilities, net (30.6)%		(101,047)

Net Assets Applicable to Common Shareholders 100.0%		$329,461

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^					Security is in default.
	(a)					Security is not accruing income as of the date of this report.
	(b)					Zero coupon security.
	(c)					Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2022.

	(f)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,750	$3,356	1.02%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	1,708	1,537	0.47

						$5,458	$4,893	1.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$10,221	U.S. Treasury Bills 0.000% due 08/04/2022	$(10,425)	$10,221	$10,221

Total Repurchase Agreements						$(10,425)	$10,221	$10,221

	(1)					Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$29,927	$0	$29,927
	Arizona			0	25,902	0	25,902
	California			0	34,316	0	34,316
	Colorado			0	18,382	0	18,382
	Connecticut			0	5,800	0	5,800
	District of Columbia			0	3,146	0	3,146
	Florida			0	32,304	0	32,304
	Georgia			0	17,053	0	17,053
	Illinois			0	57,294	0	57,294
	Indiana			0	3,569	0	3,569
	Iowa			0	401	0	401
	Kansas			0	2092	0	2092
	Louisiana			0	15,205	0	15,205
	Maine			0	2,614	0	2,614
	Maryland			0	4,379	0	4,379
	Massachusetts			0	29,986	0	29,986
	Michigan			0	18,245	0	18,245
	Minnesota			0	1,850	0	1,850
	Missouri			0	577	0	577
	Nebraska			0	6,455	0	6,455
	Nevada			0	5,887	0	5,887
	New Jersey			0	32,955	0	32,955
	New York			0	57,709	0	57,709
	North Carolina			0	2,643	0	2,643
	North Dakota			0	590	0	590

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2022 (Unaudited)

Ohio	0	38,701	0	38,701
Oklahoma	0	4,249	0	4,249
Oregon	0	526	0	526
Pennsylvania	0	16,947	0	16,947
Puerto Rico	0	22,483	0	22,483
South Carolina	0	7,103	0	7,103
Tennessee	0	2,745	0	2,745
Texas	0	43,814	0	43,814
Utah	0	3,805	0	3,805
Virginia	0	21,576	0	21,576
Washington	0	7,461	0	7,461
West Virginia	0	3,836	0	3,836
Wisconsin	0	23,692	0	23,692
Short-Term Instruments
Repurchase Agreements	0	10,221	0	10,221
Municipal Bonds & Notes	0	3,011	0	3,011

Total Investments	$0	$619,451	$0	$619,451

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced